Prepayment for acquisition (Details)				12 Months Ended
	Jan. 26, 2025 CNY (¥)	Jan. 09, 2025 CNY (¥)	Dec. 24, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACQUISITIONS
Prepayment for acquisition				¥ 0		¥ 32,000,000
Consideration for acquisition				32,009,032	$ 4,575,268
Kunyuan
ACQUISITIONS
Equity interest acquired		75.00%
Consideration for acquisition		¥ 9,000,000		9,000,000
Kunyuan | Meirusi
ACQUISITIONS
Equity interest acquired			75.00%
Consideration for acquisition			¥ 9,000,000
Jiazhi
ACQUISITIONS
Equity interest acquired	100.00%
Consideration for acquisition	¥ 23,000,000			¥ 23,000,000
Jiazhi | Meirusi
ACQUISITIONS
Equity interest acquired			100.00%
Consideration for acquisition			¥ 23,000,000
Kunyuan
ACQUISITIONS
Equity interest held		75.00%		74.98%
Meirusi | Kunyuan
ACQUISITIONS
Consideration for acquisition			¥ 9,000,000
Meirusi | Kunyuan
ACQUISITIONS
Equity interest held			75.00%